Organization and Description of Business (Tables)	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
Schedule of Commercial Real Estate Property Management Business

On November 15, 2024, TDH Holdings, Inc. acquired 90% equity interests of Vigour Management Limited (“Vigour”) in order to further strengthen the Company’s commercial real estate property management business in the future.

Name of subsidiaries	Date of incorporation	Place of incorporation	Ownership percentage	Principal activities
TDH Foods limited	August 24, 2020	Hong Kong	100%	Investment
TDH HK limited	February 21, 2016	Hong Kong	100%	Investment
TDH Income Corporation	June 4, 2021	Nevada	100%	Investment
Beijing Wenxin Co., Ltd.	January 22, 2022	Beijing, China	100%	Investment
Vigour Management Limited.	November 15, 2024	BVI	90%	Investment
Ruby21Noland LLC	June 9, 2021	Missouri	100%	commercial real estate business
HARDEES2470 LLC	May 14, 2024	Missouri	100%	commercial real estate business
Hengzhuo Investment Limited	November 15, 2024	Hong Kong	90%	Investment
Beijing Ruihe Commercial Management Co., Ltd.	November 15, 2024	Beijing, China	90%	commercial real estate business
Beijing Ruihe Space Commercial Management Co., Ltd.	November 15, 2024	Beijing, China	90%	commercial real estate business
Qingdao Chihong Information Consulting Co., Ltd.	March 27, 2023	Qingdao, China	100%	Investment
Beijing Jingshi Commercial Management Co., Ltd.	April 30, 2024	Beijing, China	60%	commercial real estate business
Beijing Jingshi Space Commercial Management Co., Ltd.	April 30, 2024	Beijing, China	60%	commercial real estate business